Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,544,564.25

Principal:
Principal Collections	$31,655,504.49
Prepayments in Full	$28,905,118.18
Liquidation Proceeds	$463,365.90
Recoveries	$878.44
Sub Total	$61,024,867.01
Collections	$66,569,431.26

Purchase Amounts:
Purchase Amounts Related to Principal	$33,026.03
Purchase Amounts Related to Interest	$244.23
Sub Total	$33,270.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,602,701.52

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$66,602,701.52
Servicing Fee	$1,194,187.59	$1,194,187.59	$0.00	$0.00	$65,408,513.93
Interest - Class A-1 Notes	$34,767.90	$34,767.90	$0.00	$0.00	$65,373,746.03
Interest - Class A-2 Notes	$194,893.33	$194,893.33	$0.00	$0.00	$65,178,852.70
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$64,936,219.37
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$64,848,496.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,848,496.45
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$64,798,384.37
Second Priority Principal Payment	$9,790,645.84	$9,790,645.84	$0.00	$0.00	$55,007,738.53
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$54,963,277.45
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$23,393,277.45
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$23,329,348.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,329,348.20
Regular Principal Payment	$107,002,795.64	$23,329,348.20	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$66,602,701.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,790,645.84
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$23,329,348.20
Total					$64,689,994.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$64,689,994.04	$176.41	$34,767.90	$0.09	$64,724,761.94	$176.50
Class A-2 Notes	$0.00	$0.00	$194,893.33	$0.39	$194,893.33	$0.39
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$64,689,994.04	$40.18	$718,519.89	$0.45	$65,408,513.93	$40.63

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$148,363,441.48	0.4045908	$83,673,447.44	0.2281796
Class A-2 Notes	$497,600,000.00	1.0000000	$497,600,000.00	1.0000000
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,391,703,441.48	0.8643906	$1,327,013,447.44	0.8242115

Pool Information
Weighted Average APR	4.503%	4.484%
Weighted Average Remaining Term	53.66	52.80
Number of Receivables Outstanding	66,433	64,220
Pool Balance	$1,433,025,108.98	$1,371,698,324.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,378,079,629.05	$1,318,772,795.64
Pool Factor	0.8739374	0.8365369

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$20,575,474.86
Yield Supplement Overcollateralization Amount	$52,925,528.43
Targeted Overcollateralization Amount	$65,302,331.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,684,876.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		220	$269,770.31
(Recoveries)		3	$878.44
Net Losses for Current Collection Period			$268,891.87
Cumulative Net Losses Last Collection Period			$171,132.32
Cumulative Net Losses for all Collection Periods			$440,024.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.90%	566	$12,412,084.64
61-90 Days Delinquent	0.07%	45	$896,423.64
91-120 Days Delinquent	0.01%	9	$190,530.61
Over 120 Days Delinquent	0.00%	2	$43,900.70
Total Delinquent Receivables	0.99%	622	$13,542,939.59

Repossession Inventory:
Repossessed in the Current Collection Period		31	$797,702.86
Total Repossessed Inventory		46	$1,224,122.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0340%
Preceding Collection Period			0.1046%
Current Collection Period			0.2301%
Three Month Average			0.1229%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0417%
Preceding Collection Period			0.0482%
Current Collection Period			0.0872%
Three Month Average			0.0590%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer